Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Accrued Professional Fees, Current	$ 1,721	$ 878
Legal and professional fees
Accrued Professional Fees, Current	1,470	$ 750
General and administrative expenses
Cash award, authorized amount	$ 1,000